UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended September 30, 2004

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen H. Mortonson
Title:	Senior Vice President
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  October 5, 2004

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$663,855

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      380  8976.00 SH       SOLE                  8976.00
AFLAC INC COM                  com              001055102      253  6448.00 SH       SOLE                  6448.00
AMER INTL GROUP INC            com              026874107    33069 486383.09SH       SOLE                486383.09
AMGEN INC                      com              031162100     9544 168002.00SH       SOLE                168002.00
APOLLO GROUP INC CL A          com              037604105    24282 330951.00SH       SOLE                330951.00
AUTOMATIC DATA PROC            com              053015103    28567 691357.07SH       SOLE                691357.07
BERKSHIRE HATHAWAY CL B        com              846702074      316   110.00 SH       SOLE                   110.00
BIOMET INC           COM       com              090613100    24647 525747.00SH       SOLE                525747.00
C H ROBINSON WORLDWIDE         com              12541w100    12962 279420.00SH       SOLE                279420.00
CARDINAL HEALTH INC OHIO       com              14149y108    14442 329960.25SH       SOLE                329960.25
CHOICEPOINT INC                com              170388102    22593 529720.02SH       SOLE                529720.02
CINTAS CORP OHIO               com              172908105    27230 647717.00SH       SOLE                647717.00
CITIGROUP INC                  com              172967101    21338 483638.81SH       SOLE                483638.81
COCA COLA CO                   com              191216100      319  7974.00 SH       SOLE                  7974.00
COX COMMUNICATIONS INC NEW A   com              224044107     8320 251145.00SH       SOLE                251145.00
EXPEDITORS INTL WASH INC       com              302130109    16361 316455.00SH       SOLE                316455.00
EXXON MOBIL CORP               com              30231g102     1159 23986.00 SH       SOLE                 23986.00
FIRST DATA CORPORATION         com              319963104    21938 504330.14SH       SOLE                504330.14
FISERV INC WISC PV 1CT         com              337738108    27620 792324.00SH       SOLE                792324.00
GENERAL ELECTRIC               com              369604103    25135 748511.02SH       SOLE                748511.02
HARLEY DAVIDSON INC WIS        com              412822108    26915 452816.79SH       SOLE                452816.79
HOP-ON.COM INC.                com              439338104        0 12638.00 SH       SOLE                 12638.00
IBM CORP                       com              459200101      249  2908.28 SH       SOLE                  2908.28
ILLINOIS TOOL WORKS INC        com              452308109    27916 299619.00SH       SOLE                299619.00
INTEL CORP                     com              458140100      280 13944.00 SH       SOLE                 13944.00
JOHNSON AND JOHNSON  COM       com              478160104    22211 394301.11SH       SOLE                394301.11
KOHLS CORP WISC PV 1CT         com              500255104      619 12850.00 SH       SOLE                 12850.00
MARSHALL & ILSLEY CORP         com              571834100      619 15362.00 SH       SOLE                 15362.00
MCLEODUSA INC CL A NEW         com              582266102        8 19579.00 SH       SOLE                 19579.00
MCLEODUSA INC ESCROW           com              582266102        0 335203.00SH       SOLE                335203.00
MEDTRONIC INC                  com              585055106    45312 873064.00SH       SOLE                873064.00
MERCK & CO                     com              589331107      477 14442.00 SH       SOLE                 14442.00
MICROSOFT CORP                 com              594918104    21388 773523.37SH       SOLE                773523.37
NORTHERN TRUST CORP            com              665859104    20899 512239.00SH       SOLE                512239.00
OMNICOM GROUP                  com              681919106    20188 276314.00SH       SOLE                276314.00
PATTERSON COS INC              com              703395103    29123 380390.00SH       SOLE                380390.00
PAYCHEX INC                    com              704326107    25959 861011.00SH       SOLE                861011.00
PFIZER INC                     com              717081103    35295 1153436.71SH      SOLE               1153436.71
PROCTER & GAMBLE CO            com              742718109      266  4916.00 SH       SOLE                  4916.00
SARA LEE CORP                  com              803111103      277 12100.00 SH       SOLE                 12100.00
SYSCO CORPORATION              com              871829107    27455 917629.00SH       SOLE                917629.00
TARGET CORP                    com              87612e106    12859 284171.00SH       SOLE                284171.00
TORCHMARK CORP                 com              891027104      211  3960.00 SH       SOLE                  3960.00
VERIZON COMM                   com              92343v104      265  6720.37 SH       SOLE                  6720.37
WAL-MART STORES INC            com              931142103      583 10950.30 SH       SOLE                 10950.30
WALGREEN CO                    com              931422109    23773 663484.07SH       SOLE                663484.07
WYETH COM                      com              983024100      232  6200.00 SH       SOLE                  6200.00
